Available-For-Sale Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available-For-Sale Marketable Securities [Abstract]
Available for sale marketable securities	$ 50,111
Interest receivable	$ 537